Subsequent Events - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended					12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Jul. 17, 2012 Secondary Public Offering	Jul. 17, 2012 Secondary Public Offering Underwriters Option to Purchase Units Maximum	Mar. 31, 2012 Stock Options	Mar. 31, 2012 Series A Convertible Preferred Stock	Mar. 31, 2008 Series A Convertible Preferred Stock	Jun. 30, 2012 Initial Public Offering (IPO)	Mar. 31, 2012 Initial Public Offering (IPO)
Subsequent Event [Line Items]
Number of shares sold in the IPO		950,000
Number of shares sold by the selling stock holders		4,800,000
Offering price per share		$ 19.00
The aggregate offering price for shares sold	$ 109,300,000	$ 109,300,000
Additional shares sold by the under writers from selling stockholders		750,000
Net proceeds after deducting underwriting discounts ,commissions and other offering expenses		11,400,000
Underwriting discounts and commissions		1,300,000
Other offering expenses		5,300,000
Convertible preferred stock automatically converted into common stock prior to the closing of the IPO		15,221,571
Number of common stock purchased by converting convertible preferred stock warrant to common warrant		80,560
Deferred initial public offering costs		5,300,000									5,300,000
Total number of shares sold in the IPO	950,000	5,750,000
Underwriting discounts and commissions		1,300,000
Purchase of shares of Series A 2005 Convertible Preferred Stock		0	0					65,000	65,000	0
Number of common stock issued upon exercise of warrants		63,193
Shares issued or reserved for issuance under 2004 Plan		2,362,850
Shares lock-up period		P180D
Stock issued, shares upon options exercised		21,336	3,717				342,105
Stock issued, value upon options exercised	1,774,000	50,000	26,000	1,000			1,800,000
Payment of outstanding credit facility		12,800,000
Common stock sold in secondary public offering					3,173,892
Number of additional shares to be purchased by underwriters, maximum						476,084
Costs associated with registration of common stock					$ 700,000